LOANS - Related party loans (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
LOANS
Current	¥ 863,223	$ 121,583	¥ 340,129
Non-currnet	40,069	5,644	413,464
Related parties loan	903,292	127,227	753,593
Kingsoft Group
LOANS
Current	500,000	70,424
Xiaomi Group
LOANS
Current	363,223	51,159	340,129
Non-currnet	¥ 40,069	$ 5,644	¥ 413,464